Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2021 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,573
Ending balance	2,390
Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,384
Additions	954
Lease modification	163
Disposals	(861)
Currency translation effects	(40)
Ending balance	3,600
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,811)
Disposals	861
Depreciation for the year	(260)
Ending balance	(1,210)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79
Ending balance	71
Leasehold improvements [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164
Ending balance	164
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(85)
Depreciation for the year	(8)
Ending balance	(93)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6
Ending balance	2
Office equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71
Ending balance	71
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(65)
Depreciation for the year	(4)
Ending balance	(69)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25
Ending balance	44
IT equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132
Additions	31
Ending balance	163
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(107)
Depreciation for the year	(12)
Ending balance	(119)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,318
Ending balance	2,170
Right-of-use asset (building) [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,848
Additions	923
Lease modification	134
Currency translation effects	(5)
Ending balance	2,900
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(531)
Depreciation for the year	(199)
Ending balance	(730)
Right-of-use asset (equipment) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146
Ending balance	103
Right-of-use asset (equipment) [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,169
Lease modification	29
Disposals	(861)
Currency translation effects	(35)
Ending balance	302
Right-of-use asset (equipment) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,023)
Disposals	861
Depreciation for the year	(37)
Ending balance	£ (199)